Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	547,379,711.90	33,887
Yield Supplement Overcollateralization Amount 02/28/19	26,288,592.58	0
Receivables Balance 02/28/19	573,668,304.48	33,887
Principal Payments	23,055,747.47	987
Defaulted Receivables	1,547,955.28	93
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	24,742,547.32	0
Pool Balance at 03/31/19	524,322,054.41	32,807

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.04%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	11,318,373.74	629
Past Due 61-90 days	2,711,846.46	152
Past Due 91-120 days	553,061.35	41
Past Due 121+ days	0.00	0
Total	14,583,281.55	822

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	1,028,996.80
Aggregate Net Losses/(Gains) - March 2019	518,958.48
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.09%
Prior Net Losses Ratio	1.35%
Second Prior Net Losses Ratio	2.25%
Third Prior Net Losses Ratio	1.50%
Four Month Average	1.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.77%

Overcollateralization Target Amount	23,594,492.45
Actual Overcollateralization	23,594,492.45
Weighted Average APR	3.94%
Weighted Average APR, Yield Adjusted	6.60%
Weighted Average Remaining Term	44.03

Flow of Funds	$ Amount

Collections	25,853,279.14
Investment Earnings on Cash Accounts	26,082.02
Servicing Fee	(478,056.92)
Transfer to Collection Account	0.00
Available Funds	25,401,304.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	809,420.35
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	22,020,062.90
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,502,999.32

Total Distributions of Available Funds	25,401,304.24

Servicing Fee	478,056.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 03/15/19	522,747,624.86
Principal Paid	22,020,062.90
Note Balance @ 04/15/19	500,727,561.96

Class A-1
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2a
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2b
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-3
Note Balance @ 03/15/19	393,297,624.86
Principal Paid	22,020,062.90
Note Balance @ 04/15/19	371,277,561.96
Note Factor @ 04/15/19	87.1543573%

Class A-4
Note Balance @ 03/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	94,750,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	34,700,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	878,242.02
Total Principal Paid	22,020,062.90
Total Paid	22,898,304.92

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.48375%
Coupon	2.62375%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	632,553.68
Principal Paid	22,020,062.90
Total Paid to A-3 Holders	22,652,616.58

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6989868
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.5256181
Total Distribution Amount	18.2246049

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4848678
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.6902885
Total A-3 Distribution Amount	53.1751563

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/19	3,213,436.41
Investment Earnings	6,413.34
Investment Earnings Paid	(6,413.34)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41